Other Operating Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other operating expenses [abstract]
Cost related to lease of investment properties	¥ (15,625)	¥ (16,199)	¥ (19,367)
Others	(9,061)	(5,726)	(13,181)
Other operating expenses	¥ (24,686)	¥ (21,925)	¥ (32,548)